UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2016
Sector	Percentage of Fund Investments
Financial	23.61%
Industrial	15.25
Consumer, Non-cyclical	14.42
Consumer, Cyclical	11.01
Technology	10.49
Utilities	5.49
Basic Materials	4.39
Energy	3.42
Communications	2.59
Short Term Investments	9.33
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,078.60	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.26
Initial Class
Actual	$1,000.00	$1,075.90	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.02
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class and 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.73%
50,038	Allegheny Technologies Inc(a)	$ 637,984
29,162	Ashland Inc	3,346,923
29,526	Cabot Corp	1,348,157
21,475	Carpenter Technology Corp	707,172
53,611	Commercial Metals Co	906,026
16,003	Compass Minerals International Inc(a)	1,187,263
28,720	Domtar Corp	1,005,487
16,285	Minerals Technologies Inc	924,988
4,677	NewMarket Corp	1,938,055
76,699	Olin Corp	1,905,203
38,678	PolyOne Corp	1,363,013
33,988	Reliance Steel & Aluminum Co	2,613,677
30,682	Royal Gold Inc	2,209,718
62,423	RPM International Inc	3,118,029
20,885	Sensient Technologies Corp	1,483,670
114,452	Steel Dynamics Inc	2,804,074
68,008	United States Steel Corp(a)	1,146,615
34,267	Valspar Corp	3,701,864
21,363	Worthington Industries Inc	903,655
		33,251,573
Communications — 2.79%
28,753	AMC Networks Inc Class A(b)	1,737,256
82,383	ARRIS International PLC(b)	1,726,748
2,028	Cable One Inc	1,037,140
59,620	Ciena Corp(b)	1,117,875
21,762	Comscore Inc(b)	519,677
19,209	FactSet Research Systems Inc	3,100,717
15,911	InterDigital Inc	885,924
22,649	John Wiley & Sons Inc Class A	1,181,825
18,038	Meredith Corp	936,353
24,376	NeuStar Inc Class A(a)(b)	573,080
56,429	New York Times Co Class A	682,791
15,874	Plantronics Inc	698,456
63,285	Polycom Inc(b)	711,956
44,784	Telephone & Data Systems Inc(a)	1,328,293
47,892	Time Inc(a)	788,302
21,211	ViaSat Inc(a)(b)	1,514,465
18,181	WebMD Health Corp(a)(b)	1,056,498
		19,597,356
Consumer, Cyclical — 11.86%
31,456	Abercrombie & Fitch Co Class A	560,231
77,314	American Eagle Outfitters Inc(a)	1,231,612
77,383	Ascena Retail Group Inc(b)	540,907
20,421	Big Lots Inc	1,023,296
26,176	Brinker International Inc(a)	1,191,793
42,682	Brunswick Corp	1,934,348
8,752	Buffalo Wild Wings Inc(a)(b)	1,216,090
22,935	Cabela's Inc Class A(b)	1,148,126
35,330	CalAtlantic Group Inc	1,296,964
Shares		Fair Value
Consumer, Cyclical — (continued)
23,857	Carter's Inc	$ 2,540,055
18,349	Casey's General Stores Inc	2,413,077
20,535	Cheesecake Factory Inc	988,555
60,857	Chico's FAS Inc	651,779
5,656	Churchill Downs Inc(a)	714,692
49,675	Cinemark Holdings Inc	1,811,151
46,772	Copart Inc(b)	2,292,296
11,250	Cracker Barrel Old Country Store Inc(a)	1,929,038
35,627	CST Brands Inc	1,534,811
68,467	Dana Holding Corp	723,012
14,737	Deckers Outdoor Corp(b)	847,672
41,291	Dick's Sporting Goods Inc	1,860,573
23,565	Domino's Pizza Inc	3,095,970
33,443	DreamWorks Animation SKG Inc Class A(b)	1,366,815
43,061	Dunkin' Brands Group Inc(a)	1,878,321
18,719	Fossil Group Inc(a)(b)	534,053
47,978	GameStop Corp Class A(a)	1,275,255
30,249	Guess? Inc(a)	455,247
28,019	Herman Miller Inc	837,488
20,678	HNI Corp	961,320
14,962	HSN Inc	732,091
69,714	Ingram Micro Inc Class A	2,424,653
11,927	International Speedway Corp Class A	398,958
15,389	Jack in the Box Inc	1,322,223
142,165	JC Penney Co Inc(a)(b)	1,262,425
151,378	JetBlue Airways Corp(b)	2,506,820
59,456	Kate Spade & Co(b)	1,225,388
38,184	KB Home(a)	580,779
22,680	MSC Industrial Direct Co Inc Class A	1,600,301
1,721	NVR Inc(b)	3,063,965
226,477	Office Depot Inc(b)	749,639
10,733	Panera Bread Co Class A(b)	2,274,752
28,242	Polaris Industries Inc(a)	2,309,066
19,768	Pool Corp	1,858,785
17,555	Restoration Hardware Holdings Inc(a)(b)	503,477
20,831	Scotts Miracle-Gro Co Class A	1,456,295
62,451	Skechers U.S.A. Inc Class A(b)	1,856,044
28,778	Tempur Sealy International Inc(a)(b)	1,591,999
29,816	Texas Roadhouse Inc	1,359,610
21,588	Thor Industries Inc	1,397,607
71,068	Toll Brothers Inc(b)	1,912,440
25,860	Toro Co	2,280,852
68,282	Tri Pointe Group Inc(b)	807,093
23,933	Tupperware Brands Corp(a)	1,346,949
28,878	Vista Outdoor Inc(b)	1,378,347
12,119	Watsco Inc	1,705,022
98,129	Wendy's Co	944,001
38,695	Williams-Sonoma Inc(a)	2,017,170
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
33,339	World Fuel Services Corp	$ 1,583,269
		83,304,567
Consumer, Non-Cyclical — 15.54%
30,301	Aaron's Inc	663,289
18,474	ABIOMED Inc(a)(b)	2,019,023
38,473	Akorn Inc(a)(b)	1,095,903
34,287	Align Technology Inc(b)	2,761,818
25,405	Amsurg Corp(b)	1,969,904
201,035	Avon Products Inc	759,912
9,846	Bio-Rad Laboratories Inc Class A(b)	1,408,175
17,487	Bio-Techne Corp	1,972,009
4,473	Boston Beer Co Inc Class A(a)(b)	765,017
49,338	Catalent Inc(b)	1,134,281
14,974	CEB Inc	923,596
22,169	Charles River Laboratories International Inc(b)	1,827,612
51,779	Community Health Systems Inc(b)	623,937
22,765	Cooper Cos Inc	3,905,791
43,329	Dean Foods Co	783,822
23,096	Deluxe Corp	1,532,882
27,152	DeVry Education Group Inc(a)	484,392
27,892	Edgewell Personal Care Co(b)	2,354,364
85,971	Flowers Foods Inc	1,611,956
18,792	FTI Consulting Inc(b)	764,459
38,766	Gartner Inc Class A(b)	3,776,196
1,983	Graham Holdings Co Class B	970,758
48,609	Hain Celestial Group Inc(b)	2,418,298
21,459	Halyard Health Inc(b)	697,847
13,183	Helen of Troy Ltd(b)	1,355,740
26,874	Hill-Rom Holdings Inc	1,355,793
42,070	IDEXX Laboratories Inc(b)	3,906,620
33,826	Ingredion Inc	4,377,423
8,909	Lancaster Colony Corp	1,136,877
20,023	LifePoint Health Inc(b)	1,308,904
19,492	LivaNova PLC(b)	979,083
68,656	Live Nation Entertainment Inc(b)	1,613,416
33,138	ManpowerGroup Inc	2,132,099
17,651	MarketAxess Holdings Inc	2,566,455
43,712	MEDNAX Inc(b)	3,166,060
19,604	Molina Healthcare Inc(b)	978,240
29,180	Owens & Minor Inc	1,090,748
24,610	PAREXEL International Corp(b)	1,547,477
30,219	Post Holdings Inc(a)(b)	2,498,809
24,932	Prestige Brands Holdings Inc(b)	1,381,233
65,978	ResMed Inc	4,171,789
43,127	Rollins Inc	1,262,327
98,396	RR Donnelley & Sons Co(a)	1,664,860
91,032	Service Corp International	2,461,505
36,818	Snyder's-Lance Inc	1,247,762
24,252	Sotheby's (a)	664,505
66,635	Sprouts Farmers Market Inc(b)	1,525,942
40,411	STERIS Corp(a)	2,778,256
122,326	SUPERVALU Inc(b)	577,379
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
20,485	Teleflex Inc	$ 3,632,195
46,662	Tenet Healthcare Corp(b)	1,289,738
8,357	Tootsie Roll Industries Inc(a)	321,995
26,517	TreeHouse Foods Inc(b)	2,721,970
23,589	United Natural Foods Inc(b)	1,103,965
20,789	United Therapeutics Corp(b)	2,201,971
37,978	VCA Inc(b)	2,567,693
20,794	WellCare Health Plans Inc(b)	2,230,780
34,339	West Pharmaceutical Services Inc	2,605,643
18,206	WEX Inc(b)	1,614,326
83,132	WhiteWave Foods Co Class A(b)	3,902,216
		109,167,035
Energy — 3.68%
106,380	CONSOL Energy Inc(a)	1,711,654
159,786	Denbury Resources Inc(a)	573,632
17,397	Dril-Quip Inc(b)	1,016,507
45,612	Energen Corp	2,198,954
138,667	Ensco PLC Class A	1,346,456
59,014	Gulfport Energy Corp(b)	1,844,777
82,657	HollyFrontier Corp	1,964,757
17,186	Murphy USA Inc(b)	1,274,514
133,405	Nabors Industries Ltd	1,340,720
111,450	Noble Corp PLC(a)	918,348
49,576	NOW Inc(b)	899,309
46,248	Oceaneering International Inc	1,380,965
24,314	Oil States International Inc(b)	799,444
69,527	Patterson-UTI Energy Inc	1,482,316
111,255	QEP Resources Inc	1,961,426
57,609	Rowan Cos PLC Class A	1,017,375
31,205	SM Energy Co(a)	842,535
70,663	Superior Energy Services Inc	1,300,906
37,714	Western Refining Inc(a)	778,040
127,793	WPX Energy Inc(b)	1,189,753
		25,842,388
Financial — 25.43%
21,581	Alexander & Baldwin Inc	779,937
34,713	Alexandria Real Estate Equities Inc REIT	3,593,490
7,255	Alleghany Corp(b)	3,987,203
61,293	American Campus Communities Inc REIT	3,240,561
33,409	American Financial Group Inc	2,469,927
27,952	Aspen Insurance Holdings Ltd	1,296,414
69,643	Associated Banc-Corp	1,194,377
39,706	BancorpSouth Inc	900,929
19,758	Bank of Hawaii Corp	1,359,350
37,823	Bank of the Ozarks Inc	1,419,119
54,610	Brown & Brown Inc	2,046,237
40,881	Camden Property Trust REIT	3,614,698
39,105	Care Capital Properties Inc	1,024,942
34,176	Cathay General Bancorp	963,763
38,247	CBOE Holdings Inc	2,548,015
82,321	CNO Financial Group Inc	1,437,325
39,029	Commerce Bancshares Inc	1,869,489
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Financial — (continued)
63,006	Communications Sales & Leasing Inc REIT(b)	$ 1,820,873
41,752	CoreLogic Inc(b)	1,606,617
44,739	Corporate Office Properties Trust REIT	1,322,932
55,202	Corrections Corp of America REIT	1,933,174
25,687	Cullen/Frost Bankers Inc(a)	1,637,032
41,607	DCT Industrial Trust Inc REIT	1,998,800
65,979	Douglas Emmett Inc REIT	2,343,574
162,557	Duke Realty Corp REIT	4,333,770
67,712	East West Bancorp Inc	2,314,396
52,586	Eaton Vance Corp	1,858,389
30,405	Education Realty Trust Inc REIT	1,402,887
29,123	Endurance Specialty Holdings Ltd	1,955,901
29,885	EPR Properties REIT	2,411,122
42,220	Equity One Inc REIT	1,358,640
19,895	Everest Re Group Ltd	3,634,220
43,318	Federated Investors Inc Class B	1,246,692
51,489	First American Financial Corp	2,070,888
108,978	First Horizon National Corp	1,501,717
54,906	First Industrial Realty Trust Inc REIT	1,527,485
166,982	First Niagara Financial Group Inc	1,626,405
78,233	FirstMerit Corp	1,585,783
96,004	FNB Corp	1,203,890
79,584	Fulton Financial Corp	1,074,384
229,325	Genworth Financial Inc Class A(b)	591,658
36,624	Hancock Holding Co	956,253
20,183	Hanover Insurance Group Inc	1,707,885
53,388	Healthcare Realty Trust Inc REIT	1,868,046
45,772	Highwoods Properties Inc REIT	2,416,762
71,211	Hospitality Properties Trust REIT	2,050,877
26,113	International Bancshares Corp	681,288
67,355	Janus Capital Group Inc	937,582
21,200	Jones Lang LaSalle Inc	2,065,940
22,713	Kemper Corp	703,649
43,314	Kilroy Realty Corp REIT	2,871,285
38,770	Lamar Advertising Co REIT Class A	2,570,451
52,482	LaSalle Hotel Properties REIT	1,237,526
68,898	Liberty Property Trust REIT	2,736,629
41,344	Mack-Cali Realty Corp REIT	1,116,288
111,774	Medical Properties Trust Inc REIT	1,700,082
17,029	Mercury General Corp(a)	905,262
35,482	Mid-America Apartment Communities Inc REIT	3,775,285
67,677	National Retail Properties Inc REIT	3,500,254
228,845	New York Community Bancorp Inc(a)	3,430,387
114,571	Old Republic International Corp	2,210,075
Shares		Fair Value
Financial — (continued)
77,810	Omega Healthcare Investors Inc REIT(a)	$ 2,641,649
53,785	PacWest Bancorp	2,139,567
25,270	Post Properties Inc REIT	1,542,733
18,733	Potlatch Corp REIT	638,795
21,651	Primerica Inc	1,239,303
36,831	PrivateBancorp Inc	1,621,669
30,468	Prosperity Bancshares Inc	1,553,563
59,189	Raymond James Financial Inc	2,918,018
57,872	Rayonier Inc REIT	1,518,561
45,867	Regency Centers Corp REIT	3,840,444
30,105	Reinsurance Group of America Inc	2,919,884
20,250	RenaissanceRe Holdings Ltd	2,378,160
63,911	SEI Investments Co	3,074,758
111,586	Senior Housing Properties Trust REIT	2,324,336
25,225	Signature Bank(b)	3,151,107
202,580	SLM Corp(b)	1,251,944
21,777	Sovran Self Storage Inc REIT	2,284,843
30,591	Stifel Financial Corp(b)	962,087
24,343	SVB Financial Group(b)	2,316,480
57,903	Synovus Financial Corp	1,678,608
44,659	Tanger Factory Outlet Centers Inc REIT	1,794,399
28,355	Taubman Centers Inc REIT	2,103,941
78,207	TCF Financial Corp	989,319
31,951	Trustmark Corp	793,982
103,698	Umpqua Holdings Corp	1,604,208
43,050	Urban Edge Properties REIT	1,285,473
102,556	Valley National Bancorp	935,311
38,290	Waddell & Reed Financial Inc Class A	659,354
42,749	Washington Federal Inc	1,037,091
43,178	Webster Financial Corp	1,465,893
54,246	Weingarten Realty Investors REIT	2,214,322
51,514	WisdomTree Investments Inc(a)	504,322
87,574	WP Glimcher Inc REIT	979,953
46,088	WR Berkley Corp	2,761,593
		178,674,481
Industrial — 16.43%
72,066	AECOM (b)	2,289,537
33,381	AGCO Corp	1,573,247
34,974	AO Smith Corp	3,081,559
29,677	AptarGroup Inc	2,348,341
43,059	Arrow Electronics Inc(b)	2,665,352
60,388	Avnet Inc	2,446,318
48,024	B/E Aerospace Inc	2,217,508
19,530	Belden Inc	1,179,026
44,493	Bemis Co Inc	2,290,945
30,163	Carlisle Cos Inc	3,187,626
22,345	CLARCOR Inc	1,359,246
24,028	Clean Harbors Inc(b)	1,252,099
39,965	Cognex Corp	1,722,492
23,426	Crane Co	1,328,723
20,920	Curtiss-Wright Corp	1,762,510
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Industrial — (continued)
58,095	Donaldson Co Inc(a)	$ 1,996,144
22,774	Eagle Materials Inc	1,757,014
27,772	EMCOR Group Inc	1,368,049
28,750	Energizer Holdings Inc	1,480,338
13,598	Esterline Technologies Corp(b)	843,620
19,200	FEI Co	2,052,096
19,313	GATX Corp(a)	849,193
26,857	Genesee & Wyoming Inc Class A(b)	1,583,220
135,721	Gentex Corp	2,096,889
26,133	Graco Inc	2,064,246
18,468	Granite Construction Inc	841,217
12,322	Greif Inc Class A	459,241
24,437	Hubbell Inc	2,577,370
22,095	Huntington Ingalls Industries Inc Class A	3,712,623
35,665	IDEX Corp	2,928,096
42,337	ITT Inc	1,353,937
89,838	Jabil Circuit Inc	1,659,308
46,281	Joy Global Inc(a)	978,380
67,191	KBR Inc	889,609
37,651	Kennametal Inc	832,464
79,989	Keysight Technologies Inc(b)	2,326,880
25,319	Kirby Corp(b)	1,579,652
24,751	KLX Inc(b)	767,281
40,233	Knowles Corp(a)(b)	550,387
19,722	Landstar System Inc	1,354,113
18,236	Lennox International Inc	2,600,454
29,524	Lincoln Electric Holdings Inc	1,744,278
68,138	Louisiana-Pacific Corp(b)	1,182,194
12,574	Mettler-Toledo International Inc(b)	4,588,504
14,607	MSA Safety Inc	767,306
46,270	National Instruments Corp	1,267,798
25,199	Nordson Corp	2,106,888
32,205	Old Dominion Freight Line Inc(a)(b)	1,942,284
27,516	Orbital ATK Inc	2,342,712
34,475	Oshkosh Corp	1,644,802
44,222	Packaging Corp of America	2,959,778
20,475	Regal Beloit Corp	1,127,149
18,553	Silgan Holdings Inc	954,737
47,345	Sonoco Products Co(a)	2,351,153
16,644	Tech Data Corp(b)	1,195,871
16,229	Teledyne Technologies Inc(b)	1,607,482
51,847	Terex Corp	1,053,013
32,439	Timken Co	994,580
117,978	Trimble Navigation Ltd(b)	2,873,944
70,066	Trinity Industries Inc	1,301,126
23,312	Triumph Group Inc	827,576
10,595	Valmont Industries Inc	1,433,186
64,065	Vishay Intertechnology Inc(a)	793,765
42,340	Wabtec Corp	2,973,538
20,594	Werner Enterprises Inc	473,044
25,543	Woodward Inc	1,472,299
Shares		Fair Value
Industrial — (continued)
24,710	Zebra Technologies Corp Class A(b)	$ 1,237,971
		115,423,328
Technology — 11.31%
48,910	3D Systems Corp(a)(b)	669,578
54,580	ACI Worldwide Inc(b)	1,064,856
35,934	Acxiom Corp(b)	790,189
301,268	Advanced Micro Devices Inc(a)(b)	1,548,517
86,790	Allscripts Healthcare Solutions Inc(b)	1,102,233
41,369	ANSYS Inc(b)	3,754,237
55,548	Broadridge Financial Solutions Inc	3,621,730
219,811	Brocade Communications Systems Inc	2,017,865
141,373	Cadence Design Systems Inc(b)	3,435,364
72,991	CDK Global Inc	4,050,271
18,927	CommVault Systems Inc(b)	817,457
65,164	Computer Sciences Corp	3,235,393
44,932	Convergys Corp(a)	1,123,300
46,587	Cree Inc(a)(b)	1,138,586
143,476	Cypress Semiconductor Corp(a)	1,513,672
30,782	Diebold Inc	764,317
14,516	DST Systems Inc	1,690,098
14,383	Fair Isaac Corp	1,625,423
53,674	Fairchild Semiconductor International Inc(b)	1,065,429
68,567	Fortinet Inc(b)	2,166,031
62,051	Integrated Device Technology Inc(b)	1,249,087
62,255	Intersil Corp Class A	842,933
16,909	IPG Photonics Corp(b)	1,352,720
21,859	j2 Global Inc	1,380,833
37,067	Jack Henry & Associates Inc	3,234,837
30,392	Leidos Holdings Inc	1,454,865
29,435	Lexmark International Inc Class A	1,111,171
33,460	Manhattan Associates Inc(b)	2,145,790
30,531	MAXIMUS Inc	1,690,501
47,501	Mentor Graphics Corp	1,009,871
53,148	Microsemi Corp(b)	1,736,877
40,811	MSCI Inc Class A	3,147,344
57,251	NCR Corp(b)	1,589,860
43,149	NetScout Systems Inc(b)	960,065
53,861	PTC Inc(b)	2,024,096
49,186	Rackspace Hosting Inc(b)	1,026,020
19,105	Science Applications International Corp	1,114,777
18,263	Silicon Laboratories Inc(b)	890,139
16,807	Synaptics Inc(b)	903,376
13,722	SYNNEX Corp	1,301,120
71,342	Synopsys Inc(b)	3,858,175
95,863	Teradyne Inc	1,887,542
15,087	Tyler Technologies Inc(b)	2,515,154
13,571	Ultimate Software Group Inc(b)	2,853,846
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Shares		Fair Value
Technology — (continued)
50,495	VeriFone Systems Inc(b)	$ 936,177
		79,411,722
Utilities — 5.92%
83,299	Aqua America Inc	2,970,442
48,039	Atmos Energy Corp	3,906,531
23,776	Black Hills Corp	1,498,839
72,581	Great Plains Energy Inc	2,206,462
50,697	Hawaiian Electric Industries Inc	1,662,355
23,690	IDACORP Inc	1,927,181
91,772	MDU Resources Group Inc	2,202,528
39,910	National Fuel Gas Co(a)	2,270,081
39,885	New Jersey Resources Corp	1,537,567
93,838	OGE Energy Corp	3,073,194
24,603	ONE Gas Inc	1,638,314
37,681	PNM Resources Inc	1,335,415
82,418	Questar Corp	2,090,945
22,170	Southwest Gas Corp	1,745,001
29,665	Talen Energy Corp(b)	401,961
81,142	UGI Corp	3,671,675
38,910	Vectren Corp	2,049,390
66,578	Westar Energy Inc	3,734,360
23,299	WGL Holdings Inc	1,649,336
		41,571,577
TOTAL COMMON STOCK — 97.69% (Cost $616,497,117)		$ 686,244,027
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.09%
	Federal Home Loan Bank
$10,798,000	0.05%, 07/01/2016	10,798,000
10,910,000	0.16%, 07/19/2016	10,909,073
		21,707,073
Repurchase Agreements — 6.96%
11,621,780	Undivided interest of 10.56% in a repurchase agreement (principal amount/value $110,040,824 with a maturity value of $110,042,169) with Citigroup Global Markets Inc, 0.44%, dated 6/30/16 to be repurchased at $11,621,780 on 7/1/16 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.50% - 7.50%, 4/30/17 - 3/15/57, with a value of $112,241,646.(c)	11,621,780
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,621,780	Undivided interest of 10.73% in a repurchase agreement (principal amount/value $108,390,515 with a maturity value of $108,392,020) with Daiwa Capital Markets America Inc, 0.50%, dated 6/30/16 to be repurchased at $11,621,780 on 7/1/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/7/16 - 2/1/49, with a value of $110,558,327.(c)
		$ 11,621,780
2,446,161	Undivided interest of 11.58% in a repurchase agreement (principal amount/value $21,138,401 with a maturity value of $21,138,648) with RBC Capital Markets Corp, 0.42%, dated 6/30/16 to be repurchased at $2,446,161 on 7/1/16 collateralized by U.S. Treasury securities, 0.63% - 2.25%, 5/31/17 - 11/15/25, with a value of $21,561,169.(c)	2,446,161
11,621,779	Undivided interest of 13.92% in a repurchase agreement (principal amount/value $83,516,513 with a maturity value of $83,517,487) with Scotia Capital (USA) Inc, 0.42%, dated 6/30/16 to be repurchased at $11,621,779 on 7/1/16 collateralized by various U.S. Government Agency securities, 3.00% - 7.25%, 1/1/30 - 6/20/46, with a value of $85,187,837.(c)	11,621,779
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$11,621,780	Undivided interest of 24.68% in a repurchase agreement (principal amount/value $47,094,362 with a maturity value of $47,094,885) with Barclays Capital Inc, 0.40%, dated 6/30/16 to be repurchased at $11,621,780 on 7/1/16 collateralized by U.S. Treasury securities, 0.00% - 4.25%, 8/15/16 - 11/15/45, with a value of $48,036,252.(c)
$ 11,621,780
48,933,280
SHORT TERM INVESTMENTS — 10.05% (Cost $70,640,353)	$ 70,640,353
TOTAL INVESTMENTS — 107.74% (Cost $687,137,470)	$ 756,884,380
OTHER ASSETS & LIABILITIES, NET — (7.74)%	$ (54,382,848)
TOTAL NET ASSETS — 100.00%	$ 702,501,532
(a)	All or a portion of the security is on loan at June 30, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	116	USD	17,318,800	September 2016	$(78,837)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $47,727,550 of securities on loan)(a)	$707,951,100
Repurchase agreements, fair value(b)	48,933,280
Cash	329,546
Margin deposits	719,200
Subscriptions receivable	919,796
Receivable for investments sold	8,210,568
Variation margin on futures contracts	1,026,148
Dividends receivable	813,488
Total Assets	768,903,126
LIABILITIES:
Payable to investment adviser	142,578
Payable for administrative services fees	79,373
Payable upon return of securities loaned	48,933,280
Redemptions payable	1,558,995
Payable for investments purchased	15,687,368
Total Liabilities	66,401,594
NET ASSETS	$702,501,532
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,575,095
Paid-in capital in excess of par	595,304,563
Net unrealized appreciation	69,668,073
Undistributed net investment income	349,732
Accumulated net realized gain	30,604,069
NET ASSETS	$702,501,532
NET ASSETS BY CLASS
Initial Class	$279,731,472
Institutional Class	$422,770,060
CAPITAL STOCK:
Authorized
Initial Class	27,500,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	19,525,900
Institutional Class	46,225,045
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$14.33
Institutional Class	$9.15
(a) Cost of investments	$638,204,190
(b) Cost of repurchase agreements	$48,933,280
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$11,780
Income from securities lending	144,689
Dividends	5,509,816
Total Income	5,666,285
EXPENSES:
Management fees	811,718
Administrative services fees – Initial Class	451,321
Total Expenses	1,263,039
NET INVESTMENT INCOME	4,403,246
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	27,842,635
Net realized gain on futures contracts	747,075
Net Realized Gain	28,589,710
Net change in unrealized appreciation on investments	20,840,560
Net change in unrealized depreciation on futures contracts	(105,049)
Net Change in Unrealized Appreciation	20,735,511
Net Realized and Unrealized Gain	49,325,221
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,728,467

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West S&P Mid Cap 400® Index Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$4,403,246	$7,534,022
Net realized gain	28,589,710	35,526,709
Net change in unrealized appreciation (depreciation)	20,735,511	(61,469,252)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,728,467	(18,408,521)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(833,091)	(2,269,377)
Institutional Class	(3,220,423)	(6,522,460)
From net investment income	(4,053,514)	(8,791,837)
From net realized gains
Initial Class	-	(13,299,898)
Institutional Class	-	(28,781,419)
From net realized gains	0	(42,081,317)
Total Distributions	(4,053,514)	(50,873,154)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	84,082,678	208,582,018
Institutional Class	55,870,009	462,221,231
Shares issued in reinvestment of distributions
Initial Class	833,091	15,569,275
Institutional Class	3,220,423	35,303,879
Shares redeemed
Initial Class	(64,280,693)	(519,224,438)
Institutional Class	(39,038,085)	(65,995,189)
Net Increase in Net Assets Resulting from Capital Share Transactions	40,687,423	136,456,776
Total Increase in Net Assets	90,362,376	67,175,101
NET ASSETS:
Beginning of Period	612,139,156	544,964,055
End of Period(a)	$702,501,532	$612,139,156
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	6,365,690	13,998,943
Institutional Class	6,638,078	46,602,779
Shares issued in reinvestment of distributions
Initial Class	59,720	1,132,405
Institutional Class	361,845	3,990,220
Shares redeemed
Initial Class	(4,753,040)	(34,406,313)
Institutional Class	(4,476,290)	(6,891,587)
Net Increase	4,196,003	24,426,447
(a) Including undistributed net investment income:	$349,732	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$13.35	0.08 (b)	0.94	1.02	(0.04)	-	(0.04)	$14.33	7.59% (c)
12/31/2015	$14.68	0.15 (b)	(0.55)	(0.40)	(0.14)	(0.79)	(0.93)	$13.35	(2.77%)
12/31/2014	$14.10	0.14 (b)	1.17	1.31	(0.21)	(0.52)	(0.73)	$14.68	9.21%
12/31/2013	$10.97	0.13 (b)	3.45	3.58	(0.21)	(0.24)	(0.45)	$14.10	32.71%
12/31/2012	$ 9.59	0.13 (b)	1.50	1.63	(0.16)	(0.09)	(0.25)	$10.97	17.12%
12/31/2011 (d)	$10.00	0.07	(0.41)	(0.34)	(0.07)	-	(0.07)	$ 9.59	(3.36%) (c)
Institutional Class
06/30/2016	$ 8.55	0.06 (b)	0.61	0.67	(0.07)	-	(0.07)	$ 9.15	7.86% (c)
12/31/2015 (e)	$10.00	0.10 (b)	(0.68)	(0.58)	(0.16)	(0.71)	(0.87)	$ 8.55	(5.88%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
06/30/2016	$279,731	0.60% (g)	0.60% (g)	N/A	1.15% (g)	19% (c)
12/31/2015	$238,419	0.60%	0.60%	N/A	1.00%	25%
12/31/2014	$544,964	0.60%	0.60%	N/A	0.98%	20%
12/31/2013	$431,206	0.60%	0.60%	0.97%	0.97%	13%
12/31/2012	$255,718	0.60%	0.60%	1.24%	1.24%	10%
12/31/2011 (d)	$112,715	0.60% (g)	0.60% (g)	0.86% (g)	0.86% (g)	16% (c)
Institutional Class
06/30/2016	$422,770	0.25% (g)	0.25% (g)	N/A	1.49% (g)	19% (c)
12/31/2015 (e)	$373,720	0.25% (g)	0.25% (g)	N/A	1.56% (g)	25%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	The Fund's inception date was January 20, 2011.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2016

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 686,244,027	$ —	$ —	$ 686,244,027
Short Term Investments	—	70,640,353	—	70,640,353
Total Assets	$ 686,244,027	$ 70,640,353	$ 0	$ 756,884,380
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (78,837)	$ —	$ —	$ (78,837)
Total Liabilities	$ (78,837)	$ 0	$ 0	$ (78,837)

Semi-Annual Report - June 30, 2016

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$688,603,741
Gross unrealized appreciation on investments	125,214,010
Gross unrealized depreciation on investments	(56,933,371)
Net unrealized appreciation on investments	$68,280,639
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

Semi-Annual Report - June 30, 2016

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 85 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2016 is as follows:
Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(78,837) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$747,075	Net change in unrealized depreciation on futures contracts	$(105,049)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. Effective April 29, 2016, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

Semi-Annual Report - June 30, 2016

Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $155,050,511 and $119,706,221, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2016, the Fund had securities on loan valued at $47,727,550 and received collateral as reported on the Statement of Assets and Liabilities of $48,933,280 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2016, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P Mid Cap 400 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the sub-advisory agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the sub-adviser and for recommending the hiring, termination and replacement of the sub-adviser to the Board.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreement and the information provided to it, the Board concluded that the Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered, GWCM’s personnel, experience and resources. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one- and three-year periods ended December 31, 2015. The Board only assessed short-term performance due to the Fund’s inception in January 2011. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that, although the Fund underperformed its index for the annualized one- and three-year periods ended December 31, 2015 primarily due to Fund expenses, the Fund was in the second quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the same periods. The Board concluded it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the sub-adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the contractual management fees of its peer group of funds. The Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses), lower than the median of its peer group and peer universe and the same as the average of its peer group and peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fee was reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreement continues to be reasonable and that the continuation of the Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016